Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill as of December 31, 2015 and 2014 is detailed below.

(in thousands)	Exploration and Production	Midstream - Gathering
Balance, December 31, 2013	$—	$—
Additions	294,908	39,142
Balance, December 31, 2014	294,908	39,142
Impairment	(294,908)	—
Balance, December 31, 2015	$—	$39,142